CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Operating Activities:
Net (loss) income	$ (51,440)	$ (188,593)	$ (266,981)	$ 63,852	$ (44,342)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation	10,798	10,965	32,497	33,289	33,532
Amortization of intangible assets			10,805	12,238	15,143
Share-based compensation	2,030	2,468	7,295	10,202	7,895
(Gain) loss on the disposition of property, plant and equipment	(234)	(319)	(1,197)	(20,965)	1,959
Amortization of capitalized financing costs	366	437	1,433	681	875
Excess tax cost (benefit) related to share-based compensation				1,034	(479)
Impairment of goodwill		198,828	285,166
Change in contingent consideration	(700)		(4,457)
Loss on sale of equity investment					33
Asset impairment charge					155,603
Deferred income taxes	(5,093)	4,280	(8,900)	(10,624)	(23,162)
Defined benefit plan settlement loss				12,510
Changes in operating assets and liabilities (net of acquisitions):
Decrease (increase) in accounts receivable, net	(22,766)	(1,544)	59,304	38,499	(9,986)
Decrease (increase) in inventory	117,257	50,531	55,751	47,148	(12,467)
Increase in other assets	(30,472)	(9,915)	(2,611)	(12,631)	(5,313)
(Decrease) increase in accounts payable	(30,979)	3,238	16,478	(47,262)	41,329
Decrease in accrued liabilities	(45)	(15,828)	4,234	17,534	1,077
(Decrease) increase in other liabilities	(10,147)	(1,523)	(3,274)	(14,563)	1,037
Net cash (used in) provided by operating activities	(21,425)	53,025	185,543	130,942	162,734
Cash Flows From Investing Activities:
Capital expenditures	(7,838)	(8,312)	(38,579)	(37,709)	(28,325)
Proceeds from the disposition of property, plant and equipment	46		124	33,940	153
Proceeds from the disposition of a subsidiary					146
Acquisitions, net of cash acquired					(40,515)
Sale of equity investment					612
Net cash used in investing activities	(7,792)	(8,312)	(38,455)	(3,769)	(67,929)
Cash Flows From Financing Activities:
Net borrowing under revolving credit facility	39,422	90,112	20,872	(108,052)	4,577
Borrowings under Term loan		77,600	77,600
Repayments under Term loan	(1,518)		(4,554)
Net repayments under Securitization program		(200,000)	(200,000)
Net (disbursements) proceeds from share-based compensation arrangements	(168)	(310)	(1,320)	554	(770)
Acquisition of treasury stock, at cost				(6,839)	(68,055)
Payment of cash dividends	(5,209)	(5,167)	(20,726)	(20,487)	(21,185)
Excess tax (cost) benefits related to share-based compensation				(1,034)	479
Payment of debt issuance costs		(5,678)	(6,330)	(106)	(36)
Contingent consideration	(967)		(5,543)
Net cash provided by (used in) financing activities	31,560	(43,443)	(140,001)	(135,964)	(84,990)
Effect of exchange rate changes on cash and cash equivalents	(178)	36	386	137	(644)
Net change in cash and cash equivalents	2,165	1,306	7,473	(8,654)	9,171
Cash and cash equivalents, beginning of period	28,802	21,329	21,329	29,983	20,812
Cash and cash equivalents, end of period	30,967	22,635	28,802	21,329	29,983
Other Cash Flow Information:
Interest	8,470	7,658	23,735	22,901	19,275
Income tax payments, net	$ 192	$ 11,555	$ 24,342	$ 32,151	$ 76,330